Schedule 1 - Parent Financials Note 1 - Long term debt (Details) $ in Thousands, € in Millions, XOF in Billions	1 Months Ended		12 Months Ended
	Nov. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 XOF	Nov. 29, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Sep. 18, 2019 USD ($)
Statement [Line Items]
Proceeds from borrowings, classified as financing activities			$ 986,604	$ 1,263,272	$ 1,076,063
Remaining balance on facility			430,000
Carrying value			3,510,847	3,344,402	2,609,090				$ 2,203,209
Payment due			6,176,435	6,064,149
Due less than 1 year
Statement [Line Items]
Payment due			1,259,580	1,318,493
IHS Holding Bullet Term Loan Facility
Statement [Line Items]
Remaining balance on facility			130,000
Parent Company
Statement [Line Items]
Proceeds from borrowings, classified as financing activities				643,785	$ 979,405
Fair value of guarantees			2,357	$ 0
Parent Company | Long-term borrowings
Statement [Line Items]
Carrying value			1,368,490
Parent Company | Long-term borrowings | Due less than 1 year
Statement [Line Items]
Payment due			94,143
Parent Company | Long-term borrowings | Due between 2 & 3 years
Statement [Line Items]
Payment due			1,023,805
Parent Company | Long-term borrowings | Due between 4 & 5 years
Statement [Line Items]
Payment due			$ 562,500
Parent Company | IHS Holding limited, Senior Note Maturing 2026
Statement [Line Items]
Notional amount								$ 500,000
Borrowings, interest rate			5.63%			5.63%	5.63%	5.625%
Carrying value			$ 498,920
Parent Company | IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2023 - November 28, 2024
Statement [Line Items]
Early redemption price as a percentage of notional amount			102.8125%			102.8125%	102.8125%
Parent Company | IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2024 - November 28, 2025
Statement [Line Items]
Early redemption price as a percentage of notional amount			101.40625%			101.40625%	101.40625%
Parent Company | IHS Holding limited, Senior Note Maturing 2026 | Redemption after November 29, 2025
Statement [Line Items]
Early redemption price as a percentage of notional amount			100.00%			100.00%	100.00%
Parent Company | IHS Holding limited, Senior Note Maturing 2026 | Due less than 1 year
Statement [Line Items]
Payment due			$ 28,125
Parent Company | IHS Holding limited, Senior Note Maturing 2026 | Due between 2 & 3 years
Statement [Line Items]
Payment due			$ 556,250
Parent Company | IHS Holding limited, Senior Note Maturing 2028
Statement [Line Items]
Notional amount								$ 500,000
Borrowings, interest rate			6.25%			6.25%	6.25%	6.25%
Carrying value			$ 498,635
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2024 - November 28, 2025
Statement [Line Items]
Early redemption price as a percentage of notional amount			103.125%			103.125%	103.125%
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2025 - November 28, 2026
Statement [Line Items]
Early redemption price as a percentage of notional amount			101.5625%			101.5625%	101.5625%
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Redemption after November 29, 2026
Statement [Line Items]
Early redemption price as a percentage of notional amount			100.00%			100.00%	100.00%
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Due less than 1 year
Statement [Line Items]
Payment due			$ 31,250
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Due between 2 & 3 years
Statement [Line Items]
Payment due			62,500
Parent Company | IHS Holding limited, Senior Note Maturing 2028 | Due between 4 & 5 years
Statement [Line Items]
Payment due			562,500
Parent Company | IHS Holding Bullet Term Loan Facility
Statement [Line Items]
Notional amount		$ 600,000
Proceeds from borrowings, classified as financing activities	$ 370,000
Increase (decrease) in loan facility	(100,000)
Remaining balance on facility	$ 130,000
Debt term		36 months
Carrying value			$ 370,935
Parent Company | IHS Holding Bullet Term Loan Facility | CAS + SOFR
Statement [Line Items]
Borrowings, adjustment to interest rate basis		3.75%	3.75%			3.75%	3.75%
Parent Company | IHS Holding Bullet Term Loan Facility | Due less than 1 year
Statement [Line Items]
Payment due			$ 34,768
Parent Company | IHS Holding Bullet Term Loan Facility | Due between 2 & 3 years
Statement [Line Items]
Payment due			405,055
Parent Company | IHS Cote d Ivoire S.A., CIV Euro Tranche
Statement [Line Items]
Guarantee, amount			$ 57,400			€ 52.0
Parent Company | IHS Cote d Ivoire S.A., CIV Euro Tranche | Bottom of range
Statement [Line Items]
Borrowings, interest rate			0.00%			0.00%	0.00%
Parent Company | IHS Cote d Ivoire S.A., CIV Euro Tranche | 3M EURIBOR
Statement [Line Items]
Borrowings, adjustment to interest rate basis			3.00%			3.00%	3.00%
Parent Company | IHS Cote d Ivoire S.A., CIV XOF Tranche
Statement [Line Items]
Borrowings, interest rate			5.00%			5.00%	5.00%
Guarantee, amount			$ 75,100				XOF 44.6
Parent Company | IHS Zambia Limited facility [Member]
Statement [Line Items]
Guarantee, amount			$ 95,000
Parent Company | IHS Zambia Limited facility [Member] | Bottom of range
Statement [Line Items]
Credit adjustment spread, percentage			0.11%			0.11%	0.11%
Parent Company | IHS Zambia Limited facility [Member] | Top of range
Statement [Line Items]
Credit adjustment spread, percentage			0.43%			0.43%	0.43%
Parent Company | IHS Zambia Limited facility [Member] | SOFR 3 Months
Statement [Line Items]
Borrowings, adjustment to interest rate basis			5.00%			5.00%	5.00%
Parent Company | IHS Zambia Limited facility, tranche I
Statement [Line Items]
Guarantee, amount			$ 75,000
Parent Company | IHS Zambia Limited facility, tranche II
Statement [Line Items]
Guarantee, amount			$ 20,000
Parent Company | IHS Netherlands Holdco B.V., 2025
Statement [Line Items]
Borrowings, interest rate											7.125%
Guarantee, amount											$ 510,000
Parent Company | IHS Netherlands Holdco B.V., 2027
Statement [Line Items]
Borrowings, interest rate										8.00%
Guarantee, amount										$ 940,000
Parent Company | IHS Netherlands Holdco B.V., 2027 | Redemption between September 18, 2023 - September 17, 2024
Statement [Line Items]
Early redemption price as a percentage of notional amount			102.00%			102.00%	102.00%
Parent Company | IHS Netherlands Holdco B.V., 2027 | Redemption after September 17, 2024
Statement [Line Items]
Early redemption price as a percentage of notional amount			100.00%			100.00%	100.00%